SCHEDULE OF TAX CREDIT PERIOD (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Current year tax charge	$ 7,987	$ 51	$ 55,280
Adjustments in respect of prior periods		(3,263,830)	(32,864)
Origination and reversal of timing differences
Total tax charge/(credit) for the period	7,987	(3,263,779)	22,416
Loss before taxation	(8,841,670)	(7,970,071)	(16,803,045)
Loss charged at standard rate of corporation tax 19%	(1,679,917)	(1,514,313)	(3,192,578)
Tax losses arising in the year not recognized	1,398,364	1,401,608	3,032,344
Expenses not deductible for taxation	307,042	123,112	220,187
Tax increase from effect of capital allowances and depreciation	347	484	748
Difference in tax rates	(6,210)	(5,015)
Research and Development tax credits claimed in respect of previous periods		(3,263,830)	(32,864)
Consolidation adjustment in relation to foreign exchange movements	$ (11,639)	$ (5,825)	$ (5,421)